Derivatives (Tables)	6 Months Ended
Sep. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
The following table presents the notional amounts of the Company’s outstanding derivative instruments:

(in millions)	As of September 30, 2023	As of March 31, 2023
Designated as cash flow hedges
Foreign currency forward contracts	$313	$411

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The following table presents the fair value of the Company’s outstanding derivative instruments:

	Derivative Assets		Derivative Liabilities
(in millions)	As of September 30, 2023	As of March 31, 2023	As of September 30, 2023	As of March 31, 2023
Designated as cash flow hedges
Foreign currency forward contracts	$—	$10	$8	$1

Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location
The following table presents net gains (losses) on foreign currency forward contracts designated as cash flow hedges:

	Three Months Ended September 30,		Six Months Ended September 30,
(in millions)	2023	2022	2023	2022
Consolidated Statements of Comprehensive Income:
Gains (losses) recognized in Accumulated other comprehensive income on cash flow hedge derivatives	$(12)	$(32)	$(2)	$(32)
(Gains) losses reclassified from Accumulated other comprehensive income into income	(6)	4	(16)	4
Tax benefit on cash flow hedges	4	7	4	7
Net change in fair value of the effective portion of designated cash flow hedges, net of tax (1)	$(14)	$(21)	$(14)	$(21)
Consolidated Income Statements, before tax:
Research and development	$3	$(2)	$9	$(2)
Selling, general and administrative expenses	$3	$(2)	$7	$(2)
(1)    All amounts reported in accumulated other comprehensive income at the reporting date are expected to be reclassified into earnings within the next 12 months.

Derivatives Not Designated as Hedging Instruments
The following table presents net gains (losses) on derivatives not designated as hedging instruments recorded in non-operating income (loss), net on the Condensed Consolidated Income Statements:

	Three Months Ended September 30,		Six Months Ended September 30,
(in millions)	2023	2022	2023	2022
Foreign currency forward contracts	$—	$—	$—	$(30)